December 28, 2016

Via EDGAR

Kathryn Hinke
Attorney-Adviser
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company
Separate Account B
Principal Pivot Series Variable Annuity
Post-Effective Amendment No. 6 to Registration Statement on Form N-4
File No.: 811-02091, 333-197214

Dear Ms. Hinke:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-4 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Contract. This filing is being made on behalf of Principal Life Insurance Company Separate Account B (the "Registrant") to incorporate changes made by Registrant to address comments by the Staff of the Commission. The Staff's comments were communicated to Registrant by phone on December 16, 2016.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

Please call me at 515-362-2384 if you have any questions.

Sincerely,

/s/ Doug Hodgson
Doug Hodgson
Counsel, Registrant